PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited)

Voya Securitized Credit Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS : 35.2%
979,556
(1)(2)
Agate Bay Mortgage
Trust 2015-1 B4,
3.615%,
01/25/2045 $ 794,610
0.1
281,179
(1)(2)
Agate Bay Mortgage
Trust 2015-3 B4,
3.441%,
04/25/2045 231,643
0.0
509,569
(1)(2)
Agate Bay Mortgage
Trust 2015-4 B3,
3.475%,
06/25/2045 416,706
0.0
343,920
(1)(2)
Agate Bay Mortgage
Trust 2016-1 B3,
3.622%,
12/25/2045 295,555
0.0
646,000
(1)(2)
Agate Bay Mortgage
Trust 2016-1 B4,
3.622%,
12/25/2045 502,267
0.1
615,368
(1)(2)
Agate Bay Mortgage
Trust 2016-2 B3,
3.752%,
03/25/2046 587,386
0.1
998,319
(1)(2)
Agate Bay Mortgage
Trust 2016-2 B4,
3.752%,
03/25/2046 771,145
0.1
2,096,556
(1)(2)
Ajax Mortgage Loan
Trust 2019-D A2,
3.500%,
09/25/2065 2,005,717
0.2
1,048,278
(1)(2)
Ajax Mortgage Loan
Trust 2019-F A2,
3.500%,
07/25/2059 1,020,035
0.1
189,126
(2)
Alternative Loan Trust
2004-32CB 2A2,
4.246%, (TSFR1M +
0.514%),
02/25/2035 178,514
0.0
262,844
(2)
Alternative Loan Trust
2004-J7 M1, 4.578%,
(TSFR1M + 1.134%),
10/25/2034 262,266
0.0
201,398
(2)
Alternative Loan Trust
2005-31 1A1, 4.406%,
(TSFR1M + 0.674%),
08/25/2035 195,822
0.0
174,172  Alternative Loan Trust
2005-65CB 1A3,
5.500%,
01/25/2036 112,470
0.0
307,015
(2)
Alternative Loan Trust
2005-J2 1A12, 4.246%,
(TSFR1M + 0.514%),
04/25/2035 235,903
0.0
243,293
(2)
Alternative Loan Trust
2006-19CB A12,
4.246%, (TSFR1M +
0.514%),
08/25/2036 102,795
0.0
566,853  Alternative Loan
Trust 2006-20CB A9,
6.000%,
07/25/2036 217,274
0.0
358,699
(2)
Alternative Loan Trust
2007-18CB 1A7,
4.316%, (TSFR1M +
0.584%),
08/25/2037 102,085
0.0
694,589
(2)
Alternative Loan Trust
2007-OA4 A1, 4.186%,
(TSFR1M + 0.454%),
05/25/2047 637,050
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
381,422
(1)(2)
Arroyo Mortgage Trust
2019-3 A3, 3.416%,
10/25/2048 $ 368,797
0.0
1,264,564
(1)(2)
Bayview MSR
Opportunity Master
Fund Trust 2021-
5 B3A, 3.481%,
11/25/2051 1,097,604
0.1
1,329,706
(1)(2)
Bayview MSR
Opportunity Master
Fund Trust 2022-
2 B3A, 3.395%,
12/25/2051 1,124,683
0.1
1,622,886
(1)(2)
Bayview Opportunity
Master Fund VI Trust
2021-6 B3A, 3.382%,
10/25/2051 1,383,663
0.2
48,060
(2)
Bear Stearns ALT-A
Trust 2005-10 21A1,
4.164%,
01/25/2036 46,468
0.0
63,125
(2)
Bear Stearns ALT-A
Trust 2005-4 23A1,
5.406%,
05/25/2035 60,602
0.0
160,228
(2)
Bear Stearns ALT-A
Trust 2005-7 21A1,
5.532%,
09/25/2035 123,180
0.0
734,273
(2)
Bear Stearns ALT-A
Trust 2005-9 26A1,
4.092%,
11/25/2035 389,727
0.0
1,000,000
(1)(2)
Bellemeade Re Ltd.
2025-1 M1B, 6.374%,
(SOFR30A + 2.500%),
10/25/2035 1,006,591
0.1
1,000,000
(1)(2)
Bellemeade Re Ltd.
2025-1 M1C, 7.124%,
(SOFR30A + 3.250%),
10/25/2035 1,007,300
0.1
905,640
(1)
Brean Asset Backed
Securities Trust 2024-
RM9 A1, 5.000%,
09/25/2064 903,728
0.1
983,343
(1)(2)
Chase Home Lending
Mortgage Trust 2024-8
B3, 7.058%,
08/25/2055 1,029,154
0.1
1,971,810
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-11 B3, 6.572%,
11/25/2055 2,003,920
0.2
1,944,040
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-4 B3, 6.133%,
03/25/2055 1,926,835
0.2
4,421,573
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-6 B3, 7.049%,
05/25/2055 4,644,964
0.5
75,111
(2)
Chase Mortgage
Finance Trust Series
2006-A1 2A3, 5.215%,
09/25/2036 66,886
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
15,555
(2)
Chase Mortgage
Finance Trust Series
2007-A1 1A2, 6.731%,
02/25/2037 $ 15,545
0.0
401,173  CHL Mortgage Pass-
Through Trust 2006-1
A2, 6.000%,
03/25/2036 194,439
0.0
330,370  CHL Mortgage Pass-
Through Trust 2007-7
A7, 5.750%,
06/25/2037 147,941
0.0
309,912
(1)(2)
CIM Trust 2018-
INV1 A10, 4.000%,
08/25/2048 292,456
0.0
23,570
(1)(2)
CIM Trust 2019-INV1
A1, 4.000%,
02/25/2049 22,613
0.0
186,606
(1)(2)
CIM Trust 2019-
INV3 A15, 3.500%,
08/25/2049 170,269
0.0
741,704
(1)(2)
CIM Trust 2019-J1 B3,
3.908%,
08/25/2049 691,537
0.1
1,000,000
(1)(2)
CIM Trust 2019-
R5 M2, 3.250%,
09/25/2059 941,363
0.1
864,159
(1)(2)
CIM Trust 2020-J1 B3,
3.435%,
10/25/2049 760,850
0.1
859,344
(1)(2)
CIM Trust 2020-J2 B2,
2.752%,
01/25/2051 711,656
0.1
1,138,876
(1)(2)
CIM Trust 2020-J2 B3,
2.752%,
01/25/2051 934,049
0.1
184,152
(2)
Citigroup Mortgage
Loan Trust 2006-
AR2 1A1, 5.710%,
03/25/2036 136,702
0.0
149,295
(2)
Citigroup Mortgage
Loan Trust 2007-
10 22AA, 4.457%,
09/25/2037 140,483
0.0
429,176
(1)(2)
Citigroup Mortgage
Loan Trust 2013-
7 2A2, 4.953%,
08/25/2036 402,460
0.0
950,364
(1)(2)
Citigroup Mortgage
Loan Trust 2021-
J3 B3W, 2.860%,
09/25/2051 789,840
0.1
1,959,472
(1)
Citigroup Mortgage
Loan Trust 2024-1 B3,
6.672%,
07/25/2054 2,009,423
0.2
165,909  Citigroup Mortgage
Loan Trust, Inc. 2005-
9 22A2, 6.000%,
11/25/2035 169,097
0.0
105,278  CitiMortgage Alternative
Loan Trust Series
2007-A6 1A10,
6.000%,
06/25/2037 97,048
0.0
568,404
(1)(2)
Connecticut Avenue
Securities Trust 2019-
R05 1B1, 8.089%,
(SOFR30A + 4.214%),
07/25/2039 576,755
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,026,670
(1)(2)
Connecticut Avenue
Securities Trust 2020-
SBT1 1M2, 7.639%,
(SOFR30A + 3.764%),
02/25/2040 $ 2,089,640
0.2
2,445,981
(1)(2)
Connecticut Avenue
Securities Trust 2022-
R01 1B1, 7.024%,
(SOFR30A + 3.150%),
12/25/2041 2,493,125
0.3
1,048,278
(1)(2)
Connecticut Avenue
Securities Trust 2022-
R02 2B1, 8.374%,
(SOFR30A + 4.500%),
01/25/2042 1,083,848
0.1
58,903
(1)(2)
CSMC Trust 2013-IVR3
B3, 3.392%,
05/25/2043 57,986
0.0
128,694
(1)(2)
CSMC Trust 2013-IVR5
B3, 3.623%,
10/25/2043 125,907
0.0
177,227
(1)(2)
CSMC Trust 2014-IVR1
B3, 3.606%,
11/25/2043 172,528
0.0
107,852
(1)(2)
CSMC Trust 2014-IVR2
B3, 3.821%,
04/25/2044 105,353
0.0
189,826
(1)(2)
CSMC Trust 2014-IVR3
B3, 4.002%,
07/25/2044 185,809
0.0
338,350
(1)(2)
CSMC Trust 2019-
AFC1 A3, 3.877%,
07/25/2049 328,469
0.0
1,000,000
(1)(2)
CSMC Trust 2021-
AFC1 M1, 2.193%,
03/25/2056 650,945
0.1
1,397,704
(1)(2)
Deephaven Residential
Mortgage Trust 2021-4
M1, 3.257%,
11/25/2066 1,119,924
0.1
234,588
(1)(2)
Deutsche Mortgage
Securities, Inc.
Re-REMIC Trust
Certificates Series
2007-WM1 A1, 4.173%,
06/27/2037 207,538
0.0
6,000,000
(1)
DLIC Re-REMIC Trust
2025-FRR1 BC20,
1.408%,
09/27/2053 4,691,798
0.5
3,075,331
(1)
EFMT 2024-RM3 A1A,
5.000%,
12/25/2054 3,007,070
0.3
2,000,000
(1)(2)
EFMT 2025-RM4 A1,
4.750%,
11/25/2055 1,908,755
0.2
1,397,704
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2020-R02 2B1,
6.989%, (SOFR30A +
3.114%),
01/25/2040 1,421,970
0.2
2,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2021-R01 1B1,
6.974%, (SOFR30A +
3.100%),
10/25/2041 2,032,885
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
698,852
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2021-R02 2B1,
7.174%, (SOFR30A +
3.300%),
11/25/2041 $ 712,637
0.1
3,900,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2022-R05 2B2,
10.874%, (SOFR30A +
7.000%),
04/25/2042 4,158,265
0.5
700,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2022-R09 2B1,
10.624%, (SOFR30A +
6.750%),
09/25/2042 763,476
0.1
4,088,283
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R02 1B1,
9.424%, (SOFR30A +
5.550%),
01/25/2043 4,406,438
0.5
1,500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R05 1B1,
8.624%, (SOFR30A +
4.750%),
06/25/2043 1,607,307
0.2
1,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R07 2M2,
7.124%, (SOFR30A +
3.250%),
09/25/2043 1,034,230
0.1
1,600,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R01 1B1,
6.574%, (SOFR30A +
2.700%),
01/25/2044 1,640,658
0.2
500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R01 1B2,
7.874%, (SOFR30A +
4.000%),
01/25/2044 529,251
0.1
1,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R01 1M2,
5.674%, (SOFR30A +
1.800%),
01/25/2044 1,007,225
0.1
850,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R02 1B2,
7.574%, (SOFR30A +
3.700%),
02/25/2044 894,418
0.1
4,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R03 2B1,
6.674%, (SOFR30A +
2.800%),
03/25/2044 4,145,177
0.5
2,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R04 1B1,
6.074%, (SOFR30A +
2.200%),
05/25/2044 2,021,677
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R04 1M2,
5.524%, (SOFR30A +
1.650%),
05/25/2044 $ 1,506,669
0.2
4,550,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R05 2B1,
5.874%, (SOFR30A +
2.000%),
07/25/2044 4,571,659
0.5
2,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2025-R02 1B1,
5.824%, (SOFR30A +
1.950%),
02/25/2045 2,013,244
0.2
394,391
(1)(2)
Figure Line of Credit
Trust 2020-1 A,
4.040%,
09/25/2049 385,652
0.0
792,060
(1)(2)
Flagstar Mortgage Trust
2018-2 B2, 4.000%,
04/25/2048 737,223
0.1
847,011
(1)(2)
Flagstar Mortgage Trust
2018-4 B3, 4.125%,
07/25/2048 786,432
0.1
784,553
(1)(2)
Flagstar Mortgage Trust
2018-6RR B1, 4.901%,
10/25/2048 775,537
0.1
214,494
(1)(2)
Flagstar Mortgage
Trust 2019-1INV A15,
3.500%,
10/25/2049 193,401
0.0
850,435
(1)(2)
Flagstar Mortgage Trust
2019-2 B2, 3.999%,
12/25/2049 787,513
0.1
3,044,084
(1)(2)
Flagstar Mortgage
Trust 2020-1INV B2A,
4.184%,
03/25/2050 2,825,976
0.3
1,517,187
(1)(2)
Flagstar Mortgage Trust
2020-1INV B3, 4.184%,
03/25/2050 1,398,077
0.2
1,653,064
(1)(2)
Flagstar Mortgage
Trust 2021-11IN A18,
2.500%,
11/25/2051 1,370,238
0.2
234,378
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
DNA5 M2, 5.524%,
(SOFR30A + 1.650%),
01/25/2034 235,071
0.0
1,825,522
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
DNA6 B1, 7.274%,
(SOFR30A + 3.400%),
10/25/2041 1,858,342
0.2
2,096,556
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
DNA7 B1, 7.524%,
(SOFR30A + 3.650%),
11/25/2041 2,145,041
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,494,259
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 B1, 7.624%,
(SOFR30A + 3.750%),
12/25/2041 $ 3,571,215
0.4
6,988,518
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 B1, 7.274%,
(SOFR30A + 3.400%),
01/25/2042 7,153,717
0.8
6,604,150
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 B1, 8.624%,
(SOFR30A + 4.750%),
02/25/2042 6,867,811
0.7
2,096,556
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA4 M2, 9.124%,
(SOFR30A + 5.250%),
05/25/2042 2,214,951
0.2
2,500,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2023-
HQA3 M2, 7.224%,
(SOFR30A + 3.350%),
11/25/2043 2,618,267
0.3
1,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2024-
HQA2 M2, 5.674%,
(SOFR30A + 1.800%),
08/25/2044 1,006,941
0.1
2,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2025-
HQA1 M2, 5.524%,
(SOFR30A + 1.650%),
02/25/2045 2,006,050
0.2
215,905
(1)(2)
Galton Funding
Mortgage Trust
2018-2 A51, 4.500%,
10/25/2058 209,607
0.0
24,001
(1)(2)
Galton Funding
Mortgage Trust
2019-1 A21, 4.500%,
02/25/2059 23,379
0.0
857,400
(1)(2)
Galton Funding
Mortgage Trust 2019-1
B2, 4.500%,
02/25/2059 835,673
0.1
1,100,147
(1)(2)
GCAT Trust 2022-INV3
B1, 4.599%,
08/25/2052 1,042,299
0.1
2,357,596
(1)(2)
GCAT Trust 2024-INV2
B3, 7.269%,
06/25/2054 2,502,037
0.3
1,733,997
(1)(2)
GCAT Trust 2024-INV4
B4, 7.040%,
12/25/2054 1,716,579
0.2
998,216
(1)(2)
GCAT Trust 2025-INV4
B3, 7.271%,
08/25/2055 1,063,320
0.1
2,627,000
(1)(2)
GCAT Trust 2025-INV5
B3, 6.618%,
12/25/2055 2,666,182
0.3
122,079
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A1, 3.500%,
05/25/2050 110,469
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
207,534
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A4, 3.500%,
05/25/2050 $ 186,696
0.0
488,340
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A8, 3.500%,
05/25/2050 441,891
0.1
1,350,875
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 B3, 3.613%,
05/25/2050 1,203,332
0.1
802,846
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ1 B3, 4.012%,
08/25/2049 727,837
0.1
50,418
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 A1, 4.000%,
11/25/2049 47,638
0.0
828,714
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 B2, 4.357%,
11/25/2049 778,550
0.1
36,830
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 A1, 3.500%,
03/25/2050 34,748
0.0
800,089
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B1, 3.970%,
03/25/2050 748,778
0.1
2,118,668
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B2, 3.970%,
03/25/2050 1,982,795
0.2
1,815,222
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B3, 3.970%,
03/25/2050 1,694,515
0.2
1,138,783
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2021-PJ3 B3, 2.645%,
08/25/2051 920,598
0.1
900,919
(1)(2)
GS Mortgage-Backed
Securities Trust 2021-
GR3 B3, 3.375%,
04/25/2052 764,833
0.1
903,218
(1)(2)
GS Mortgage-Backed
Securities Trust 2021-
GR3 B4, 3.375%,
04/25/2052 759,681
0.1
2,755,697
(1)(2)
GS Mortgage-Backed
Securities Trust 2022-
PJ5 B3, 2.976%,
10/25/2052 2,325,713
0.3
3,491,559
(1)(2)
GS Mortgage-Backed
Securities Trust 2023-
PJ5 B2, 6.699%,
02/25/2054 3,611,352
0.4

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,136,686
(1)(2)
GS Mortgage-Backed
Securities Trust 2024-
PJ1 B2, 7.000%,
06/25/2054 $ 2,240,585
0.2
1,935,149
(1)(2)
GS Mortgage-Backed
Securities Trust 2024-
PJ2 B3, 6.095%,
07/25/2054 1,918,335
0.2
1,473,536
(1)(2)
GS Mortgage-Backed
Securities Trust 2024-
PJ4 B2, 5.995%,
08/25/2054 1,469,013
0.2
1,935,044
(1)(2)
GS Mortgage-Backed
Securities Trust 2024-
PJ4 B3, 5.995%,
08/25/2054 1,892,126
0.2
2,747,599
(1)
GS Mortgage-Backed
Securities Trust 2024-
PJ9 B3, 6.320%,
02/25/2055 2,575,796
0.3
2,292,000
(1)(2)
GS Mortgage-Backed
Securities Trust 2025-
PJ1 B3, 6.183%,
06/25/2055 2,071,749
0.2
87,723
(2)
GSR Mortgage Loan
Trust 2005-AR5 2A3,
4.683%,
10/25/2035 43,278
0.0
130,380
(2)
GSR Mortgage Loan
Trust 2006-AR1 2A1,
4.521%,
01/25/2036 123,086
0.0
507,097
(2)
HarborView Mortgage
Loan Trust 2007-5
A1A, 4.226%, (TSFR1M
+ 0.494%),
09/19/2037 446,962
0.1
1,859,078
(1)
HTAP Issuer Trust
2025-1 A, 6.500%,
11/25/2042 1,861,482
0.2
1,577,748
(1)(2)
Hundred Acre Wood
Trust 2021-INV3 B3,
3.320%,
12/25/2051 1,357,159
0.2
1,048,278
(1)(2)
Imperial Fund Mortgage
Trust 2021-NQM4 M1,
3.446%,
01/25/2057 839,284
0.1
1,389,170
(2)
IndyMac INDX
Mortgage Loan Trust
2006-AR2 2A1,
4.266%, (TSFR1M +
0.534%),
02/25/2046 1,081,219
0.1
21,803
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 A15,
3.994%,
08/25/2049 20,703
0.0
14,990
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 A3,
3.994%,
08/25/2049 14,233
0.0
815,150
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 B1,
4.443%,
08/25/2049 779,423
0.1
815,150
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 B2,
4.443%,
08/25/2049 777,370
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
451,015
(1)(2)
J.P. Morgan Mortgage
Trust 2019-LTV1 B2,
4.605%,
06/25/2049 $ 435,530
0.1
946,743
(1)(2)
J.P. Morgan Mortgage
Trust 2021-14 B4,
3.147%,
05/25/2052 783,046
0.1
1,085,196
(1)(2)
J.P. Morgan Mortgage
Trust 2022-1 B3,
3.086%,
07/25/2052 890,368
0.1
2,567,561
(1)(2)
J.P. Morgan Mortgage
Trust 2022-6 B3,
3.285%,
11/25/2052 2,153,358
0.2
1,749,194
(1)(2)
J.P. Morgan Mortgage
Trust 2023-2 B3,
5.599%,
07/25/2053 1,673,875
0.2
3,062,236
(1)(2)
J.P. Morgan Mortgage
Trust 2024-1 B3,
6.319%,
06/25/2054 3,020,117
0.3
406,695  JP Morgan Mortgage
Trust 2006-S2 1A18,
6.000%,
07/25/2036 169,630
0.0
71,612
(2)
JP Morgan Mortgage
Trust 2007-A3 1A1,
4.521%,
05/25/2037 59,853
0.0
913,030  JP Morgan Mortgage
Trust 2007-S1 2A22,
5.750%,
03/25/2037 316,302
0.0
609,939
(1)(2)
JP Morgan Mortgage
Trust 2014-1 B5,
3.682%,
01/25/2044 524,673
0.1
786,000
(1)(2)
JP Morgan Mortgage
Trust 2014-5 B4,
2.565%,
10/25/2029 735,423
0.1
1,264,067
(1)(2)
JP Morgan Mortgage
Trust 2015-4 B4,
3.507%,
06/25/2045 919,338
0.1
1,000,000
(1)(2)
JP Morgan Mortgage
Trust 2016-1 B4,
3.773%,
05/25/2046 759,719
0.1
1,895,278
(1)(2)
JP Morgan Mortgage
Trust 2017-1 B4,
3.447%,
01/25/2047 1,709,232
0.2
654,623
(1)(2)
JP Morgan Mortgage
Trust 2017-3 B1,
3.793%,
08/25/2047 616,794
0.1
782,343
(1)(2)
JP Morgan Mortgage
Trust 2017-4 B2,
3.874%,
11/25/2048 726,761
0.1
804,703
(1)(2)
JP Morgan Mortgage
Trust 2017-6 B4,
3.779%,
12/25/2048 735,432
0.1
842,806
(1)(2)
JP Morgan Mortgage
Trust 2018-3 B2,
3.698%,
09/25/2048 773,552
0.1
1,194,192
(1)(2)
JP Morgan Mortgage
Trust 2018-3 B3,
3.698%,
09/25/2048 1,096,059
0.1
841,501
(1)(2)
JP Morgan Mortgage
Trust 2018-4 B1,
3.713%,
10/25/2048 779,150
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,229,631
(1)(2)
JP Morgan Mortgage
Trust 2018-4 B2,
3.713%,
10/25/2048 $ 1,138,510
0.1
215,599
(1)(2)
JP Morgan Mortgage
Trust 2018-6 1A10,
3.500%,
12/25/2048 195,205
0.0
1,134,822
(1)(2)
JP Morgan Mortgage
Trust 2018-8 B1,
4.042%,
01/25/2049 1,058,556
0.1
811,918
(1)(2)
JP Morgan Mortgage
Trust 2018-8 B2,
4.042%,
01/25/2049 755,234
0.1
801,143
(1)(2)
JP Morgan Mortgage
Trust 2018-9 B2,
4.235%,
02/25/2049 758,075
0.1
68,633
(1)(2)
JP Morgan Mortgage
Trust 2019-1 A3,
4.000%,
05/25/2049 64,406
0.0
1,173,759
(1)(2)
JP Morgan Mortgage
Trust 2019-5 B2,
4.448%,
11/25/2049 1,123,634
0.1
823,678
(1)(2)
JP Morgan Mortgage
Trust 2019-6 B1,
4.261%,
12/25/2049 781,216
0.1
1,151,258
(1)(2)
JP Morgan Mortgage
Trust 2019-6 B2,
4.261%,
12/25/2049 1,088,910
0.1
309,516
(1)(2)
JP Morgan Mortgage
Trust 2019-7 A15,
3.458%,
02/25/2050 279,803
0.0
1,751,248
(1)(2)
JP Morgan Mortgage
Trust 2019-7 B3A,
3.202%,
02/25/2050 1,566,744
0.2
256,786
(1)(2)
JP Morgan Mortgage
Trust 2019-8 A15,
3.500%,
03/25/2050 232,591
0.0
1,734,023
(1)(2)
JP Morgan Mortgage
Trust 2019-8 B3A,
3.386%,
03/25/2050 1,560,748
0.2
1,849,854
(1)(2)
JP Morgan Mortgage
Trust 2019-HYB1 B1,
5.017%,
10/25/2049 1,876,791
0.2
1,007,083
(1)(2)
JP Morgan Mortgage
Trust 2019-INV1 B2,
4.925%,
09/25/2049 989,295
0.1
289,387
(1)(2)
JP Morgan Mortgage
Trust 2019-INV2 A15,
3.500%,
02/25/2050 262,920
0.0
125,401
(1)(2)
JP Morgan Mortgage
Trust 2019-INV2 A3,
3.500%,
02/25/2050 114,254
0.0
2,116,032
(1)(2)
JP Morgan Mortgage
Trust 2019-INV3 B3,
4.353%,
05/25/2050 1,981,967
0.2
919,691
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B2,
4.682%,
12/25/2049 897,562
0.1
919,691
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B3,
4.682%,
12/25/2049 895,304
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
837,567
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 B2,
4.303%,
03/25/2050 $ 792,788
0.1
1,463,337
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 B3,
4.303%,
03/25/2050 1,376,861
0.2
1,515,791
(1)(2)
JP Morgan Mortgage
Trust 2020-5 B1,
3.570%,
12/25/2050 1,347,836
0.2
892,501
(1)(2)
JP Morgan Mortgage
Trust 2020-8 B3,
3.494%,
03/25/2051 792,487
0.1
17,017
(1)(2)
JP Morgan Mortgage
Trust 2020-LTV1 A15,
3.500%,
06/25/2050 16,878
0.0
1,007,066
(1)(2)
JP Morgan Mortgage
Trust 2021-10 B2,
2.800%,
12/25/2051 829,737
0.1
4,432,786
(1)(2)
JP Morgan Mortgage
Trust 2021-6 B3,
2.831%,
10/25/2051 3,638,644
0.4
709,626
(1)(2)
JP Morgan Mortgage
Trust 2021-INV6 A5A,
2.500%,
04/25/2052 589,100
0.1
1,443,023
(1)(2)
JP Morgan Mortgage
Trust 2024-12 A9,
6.150%,
06/25/2055 1,465,067
0.2
983,527
(1)(2)
JP Morgan Mortgage
Trust 2024-CCM1 B3,
6.525%,
04/25/2055 964,330
0.1
3,649,000
(1)(2)
JP Morgan Mortgage
Trust 2025-5MPR M1,
6.941%,
11/25/2055 3,744,491
0.4
1,675,950
(1)(2)
JP Morgan Mortgage
Trust 2025-CCM1 B3,
6.093%,
06/25/2055 1,621,392
0.2
267,564
(1)(2)
JP Morgan Mortgage
Trust Series 2024-4
A9, 6.500%,
10/25/2054 272,988
0.0
1,954,979
(1)(2)
JP Morgan Mortgage
Trust Series 2024-4
B2, 7.095%,
10/25/2054 2,084,337
0.2
3,909,959
(1)(2)
JP Morgan Mortgage
Trust Series 2024-4
B3, 7.095%,
10/25/2054 4,083,987
0.4
1,469,493
(1)(2)
JP Morgan Mortgage
Trust Series 2024-6
B3, 6.900%,
12/25/2054 1,531,704
0.2
2,240,000
(1)(2)
JP Morgan Mortgage
Trust Series 2025-
3 M1, 6.783%,
09/25/2055 2,289,884
0.3
440,778
(1)(2)
JP Morgan Trust
2015-1 B3, 5.502%,
12/25/2044 433,076
0.1
296,935
(1)(2)
JP Morgan Trust
2015-3 B3, 3.568%,
05/25/2045 281,069
0.0
866,534
(1)(2)
JP Morgan Trust
2015-3 B4, 3.568%,
05/25/2045 678,356
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,752
(2)
Lehman XS Trust
Series 2005-5N 3A1B,
5.029%, (12MTA +
1.000%),
11/25/2035 $ 4,740
0.0
1,238,228
(1)(2)
Mello Mortgage Capital
Acceptance 2018-
MTG2 B2, 4.314%,
10/25/2048 1,188,146
0.1
890,109
(1)(2)
Mello Mortgage Capital
Acceptance 2021-
MTG3 B3, 2.898%,
07/01/2051 733,347
0.1
150,961
(1)(2)
MFA Trust 2020-NQM3
A3, 1.632%,
01/26/2065 145,123
0.0
2,438,294
(1)(2)
MFA Trust 2021-INV2
M1, 3.199%,
11/25/2056 1,996,684
0.2
900,000
(1)(2)
Mill City Mortgage Loan
Trust 2017-2 M2,
3.250%,
07/25/2059 883,653
0.1
1,257,933
(1)(2)
Mill City Mortgage Trust
2015-2 B2, 3.686%,
09/25/2057 1,176,907
0.1
106,823  Morgan Stanley
Mortgage Loan Trust
2005-10 4A1, 5.500%,
12/25/2035 58,303
0.0
3,915,127
(1)(2)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-2 B2,
7.094%,
03/25/2054 4,167,829
0.5
3,686,092
(1)(2)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-2 B3,
7.094%,
03/25/2054 3,876,200
0.4
982,347
(1)(2)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-4 B3,
6.970%,
09/25/2054 1,017,231
0.1
810,959
(1)(2)
New Residential
Mortgage Loan Trust
2017-6A B2, 4.000%,
08/27/2057 796,892
0.1
2,655,637
(1)(2)
Oaktown Re VII Ltd.
2021-2 M1C, 7.224%,
(SOFR30A + 3.350%),
04/25/2034 2,694,744
0.3
89,216
(1)(2)
OBX Trust 2019-
EXP3 1A9, 3.500%,
10/25/2059 83,995
0.0
97,178
(1)(2)
OBX Trust 2019-
INV2 A25, 4.000%,
05/27/2049 91,042
0.0
205,031
(1)(2)
OBX Trust 2020-
EXP3 1A9, 3.000%,
01/25/2060 180,427
0.0
249,178
(1)(2)
OBX Trust 2020-
INV1 A21, 3.500%,
12/25/2049 224,445
0.0
852,794
(1)(2)
OBX Trust 2022-
J1 A14, 2.500%,
02/25/2052 707,952
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,420,991
(1)(2)
Oceanview Mortgage
Trust 2021-5 B3,
2.967%,
10/25/2051 $ 2,009,971
0.2
2,500,000
(1)(2)
PMT Loan Trust 2025-
INV12 A29, 5.500%,
12/25/2056 2,511,542
0.3
2,565,060
(1)(2)
PRET Trust 2025-RPL2
A1, 4.000%,
08/25/2064 2,510,822
0.3
3,745,000
(1)(2)
Provident Funding
Mortgage Trust 2025-6
B3, 5.867%,
12/25/2055 3,651,238
0.4
179,216
(1)(2)
PSMC Trust 2019-
3 A12, 3.500%,
11/25/2049 166,766
0.0
600,000
(1)(2)
Radnor Re Ltd. 2024-1
B1, 9.015%, (SOFR30A
+ 5.150%),
09/25/2034 627,077
0.1
80,641
(1)(2)
RCKT Mortgage Trust
2019-1 A13, 3.500%,
09/25/2049 73,232
0.0
795,832
(1)(2)
RCKT Mortgage Trust
2019-1 B1A, 3.888%,
09/25/2049 740,538
0.1
813,408
(1)(2)
RCKT Mortgage Trust
2019-1 B2A, 3.888%,
09/25/2049 754,139
0.1
1,207,153
(1)(2)
RCKT Mortgage Trust
2020-1 B2A, 3.470%,
02/25/2050 1,098,680
0.1
3,409,581
(1)(2)
Redwood Funding Trust
2025-2 A, 7.112%,
10/25/2055 3,437,996
0.4
2,332,033
(1)
Redwood Funding Trust
2025-3 A, 6.231%,
12/27/2056 2,354,795
0.3
189,404
(1)
Sequoia Mortgage Trust
2013-9 B2, 3.500%,
07/25/2043 183,668
0.0
272,951
(1)(2)
Sequoia Mortgage Trust
2015-3 B3, 3.726%,
07/25/2045 221,669
0.0
995,787
(1)(2)
Sequoia Mortgage Trust
2017-2 B2, 3.551%,
02/25/2047 945,644
0.1
642,096
(1)(2)
Sequoia Mortgage
Trust 2017-CH1 B2B,
4.487%,
08/25/2047 626,007
0.1
787,388
(1)(2)
Sequoia Mortgage Trust
2019-2 B3, 4.261%,
06/25/2049 743,040
0.1
263,868
(1)(2)
Sequoia Mortgage Trust
2019-4 A19, 3.500%,
11/25/2049 239,887
0.0
399,904
(1)(2)
Sequoia Mortgage Trust
2019-5 B2, 3.706%,
12/25/2049 370,702
0.0
399,904
(1)(2)
Sequoia Mortgage Trust
2019-5 B3, 3.706%,
12/25/2049 368,975
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
452,660
(1)(2)
Sequoia Mortgage
Trust 2019-CH1 B2B,
4.920%,
03/25/2049 $ 446,519
0.1
1,008,295
(1)(2)
Sequoia Mortgage
Trust 2019-CH2 B2B,
4.805%,
08/25/2049 1,000,394
0.1
499,594
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 A13,
4.000%,
09/25/2049 471,648
0.1
1,802,369
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 B1B,
4.512%,
09/25/2049 1,743,063
0.2
1,061,362
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 B2B,
4.512%,
09/25/2049 1,024,702
0.1
857,368
(1)(2)
Sequoia Mortgage Trust
2020-2 B2, 3.632%,
03/25/2050 773,487
0.1
1,496,995
(1)(2)
Sequoia Mortgage Trust
2020-2 B3, 3.632%,
03/25/2050 1,346,140
0.1
1,209,828
(1)(2)
Sequoia Mortgage Trust
2020-3 B3, 3.304%,
04/25/2050 1,060,485
0.1
1,577,820
(1)(2)
Sequoia Mortgage Trust
2021-7 B3, 2.864%,
11/25/2051 1,331,817
0.1
1,396,401
(1)(2)
Sequoia Mortgage Trust
2023-1 B2, 5.106%,
01/25/2053 1,328,881
0.1
985,625
(1)(2)
Sequoia Mortgage Trust
2023-3 B3, 6.094%,
09/25/2053 984,207
0.1
526,670
(1)(2)
Sequoia Mortgage Trust
2024-2 A19, 6.000%,
03/25/2054 534,188
0.1
1,419,396
(1)(2)
Sequoia Mortgage Trust
2024-6 B4, 6.553%,
07/27/2054 1,362,454
0.2
440,067
(1)(2)
Sequoia Mortgage Trust
2024-9 A20, 5.500%,
10/25/2054 441,934
0.1
1,524,548
(1)
Sequoia Mortgage Trust
2025-1 A19, 6.000%,
01/25/2055 1,546,309
0.2
2,000,000
(1)(2)
Sequoia Mortgage Trust
2025-13 A19, 5.500%,
12/25/2055 2,008,359
0.2
740,247
(1)(2)
Sequoia Mortgage Trust
2025-2 A19, 6.000%,
03/25/2055 750,813
0.1
3,166,880
(1)(2)
Sequoia Mortgage Trust
2025-7 B3, 6.250%,
08/25/2055 3,153,428
0.3
2,266,000
(1)(2)
Sequoia Mortgage Trust
2025-8 B4, 6.242%,
09/25/2055 1,876,279
0.2
714,495
(1)(2)
Shellpoint Co.-
Originator Trust 2017-2
B3, 3.616%,
10/25/2047 667,937
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,000,000
(1)(2)
Splitero Trust 2025-1
A1, 5.750%,
12/25/2055 $ 3,974,182
0.4
433,297
(1)(2)
STAR Trust 2021-1 A3,
1.528%,
05/25/2065 407,257
0.0
2,096,556
(1)(2)
Starwood Mortgage
Residential Trust
2020-1 M1, 2.878%,
02/25/2050 1,879,819
0.2
1,397,704
(1)(2)
Starwood Mortgage
Residential Trust
2020-3 A2, 2.240%,
04/25/2065 1,333,915
0.1
34,049
(2)
Structured Adjustable
Rate Mortgage Loan
Trust Series 2005-
4 3A1, 5.547%,
03/25/2035 31,249
0.0
2,476,441
(2)
TBW Mortgage-Backed
Trust 2006-6 A5B,
6.540%,
01/25/2037 542,399
0.1
768,737
(1)(2)
Towd Point Mortgage
Trust 2015-2 2B2,
4.866%,
11/25/2057 766,721
0.1
956,309
(1)(2)
UWM Mortgage Trust
2021-INV4 B3, 3.214%,
12/25/2051 792,938
0.1
3,127,111
(1)(2)
UWM Mortgage Trust
2021-INV5 B3, 3.226%,
01/25/2052 2,644,455
0.3
541,144
(1)(2)
Verus Securitization
Trust 2021-3 A1,
1.046%,
06/25/2066 478,412
0.1
327,232
(1)(2)
Verus Securitization
Trust 2021-6 A1,
1.630%,
10/25/2066 289,875
0.0
43,003
(2)
Wachovia Mortgage
Loan Trust LLC Series
Trust 2005-B 2A1,
6.710%,
10/20/2035 42,119
0.0
55,789
(2)
Wachovia Mortgage
Loan Trust LLC Series
Trust 2005-B 2A2,
6.710%,
10/20/2035 54,641
0.0
207,178
(2)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
4.146%,
12/25/2036 196,409
0.0
191,040
(2)
WaMu Mortgage Pass-
Through Certificates
Series 2004-AR7 A6,
5.247%,
07/25/2034 181,135
0.0
205,060
(2)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2004-AR4
A6, 5.444%,
06/25/2034 200,224
0.0
141,686
(2)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2005-
AR13 A1C3, 4.826%,
(TSFR1M + 1.094%),
10/25/2045 137,286
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
131,378
(2)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2005-
AR16 1A1, 4.369%,
12/25/2035 $ 120,436
0.0
164,598
(2)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2006-
AR14 1A3, 4.002%,
11/25/2036 148,491
0.0
512,787
(2)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2006-
AR16 1A1, 4.271%,
12/25/2036 471,005
0.1
220,695
(2)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2006-
AR16 2A3, 4.127%,
12/25/2036 195,710
0.0
159,102
(2)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2007-
HY1 2A3, 4.394%,
02/25/2037 147,637
0.0
288,098
(2)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2007-
HY1 3A2, 4.104%,
02/25/2037 248,393
0.0
248,098  Washington Mutual
Mortgage Pass-Through
Certificates WMALT
Series Trust 2005-
10 2A9, 6.000%,
11/25/2035 238,678
0.0
82,143  Washington Mutual
Mortgage Pass-
Through Certificates
WMALT Series Trust
2005-7 1A4, 5.500%,
09/25/2035 73,630
0.0
300,389  Washington Mutual
Mortgage Pass-
Through Certificates
WMALT Series Trust
2005-8 1A2, 5.500%,
10/25/2035 260,998
0.0
403,371
(2)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
Series Trust 2007-OC1
A3, 4.306%, (TSFR1M
+ 0.574%),
01/25/2047 369,833
0.0
73,953  Wells Fargo Alternative
Loan Trust 2007-
PA3 3A1, 6.250%,
07/25/2037 64,844
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
381,246
(1)(2)
Wells Fargo Mortgage
Backed Securities
2018-1 B3, 3.646%,
07/25/2047 $ 346,376
0.0
33,925
(2)
Wells Fargo Mortgage
Backed Securities
Trust 2006-AR4 2A4,
6.064%,
04/25/2036 33,616
0.0
236,577
(2)
Wells Fargo Mortgage
Backed Securities Trust
2007-AR7 A1, 6.037%,
12/28/2037 214,345
0.0
137,581
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2019-3 A17, 3.500%,
07/25/2049 125,202
0.0
1,274,961
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2020-1 B3, 3.362%,
12/25/2049 1,131,952
0.1
925,951
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2020-4 B2, 3.138%,
07/25/2050 837,809
0.1
1,124,973
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2021-1 B3, 2.700%,
12/25/2050 862,092
0.1
Total Collateralized
Mortgage Obligations
(Cost $337,150,618)
325,297,636
35.2
COMMERCIAL MORTGAGE-BACKED SECURITIES : 33.4%
4,000,000
(1)(2)
Acrec 2025 Fl 3 LLC
2025-FL3 B, 5.675%,
(TSFR1M + 1.941%),
08/18/2042 3,989,779
0.4
1,803,038
(1)
Arbor Multifamily
Mortgage Securities
Trust 2021-MF3 D,
2.000%,
10/15/2054 1,465,693
0.2
3,947,814
(1)
Arbor Multifamily
Mortgage Securities
Trust 2021-MF3 E,
2.000%,
10/15/2054 3,087,791
0.3
2,750,000
(1)(2)
AREIT Ltd. 2025-
CRE10 C, 6.051%,
(TSFR1M + 2.092%),
01/17/2030 2,732,945
0.3
2,000,000
(1)
ARZ Trust 2024-BILT
F, 8.268%,
06/11/2039 2,068,073
0.2
500,000
(1)(2)
Atrium Hotel Portfolio
Trust 2017-ATRM C,
5.698%, (TSFR1M +
1.947%),
12/15/2036 486,625
0.1
1,750,000
(1)(2)
BAMLL Trust 2025-
ASHF C, 6.751%,
(TSFR1M + 3.000%),
02/15/2042 1,754,603
0.2
1,500,000  BANK 2017-BNK4 B,
3.999%,
05/15/2050 1,420,586
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
7,060,000
(1)(2)(3)
BANK 2017-BNK4 XE,
1.468%,
05/15/2050 $ 112,582
0.0
2,000,000  BANK 2017-BNK7 B,
3.949%,
09/15/2060 1,847,946
0.2
14,780,716
(1)(2)(3)
BANK 2017-BNK8 XE,
1.290%,
11/15/2050 325,588
0.0
9,363,500
(1)(2)(3)
BANK 2018-BN12 XD,
1.402%,
05/15/2061 277,693
0.0
2,500,000
(2)
BANK 2020-BN26 C,
3.414%,
03/15/2063 2,113,264
0.2
36,629,594
(2)(3)
BANK 2020-BN27 XA,
1.154%,
04/15/2063 1,382,540
0.2
11,825,067
(2)(3)
BANK 2020-BN30 XA,
1.249%,
12/15/2053 559,157
0.1
4,000,000
(2)
BANK 2022-BNK43 B,
5.151%,
08/15/2055 3,840,099
0.4
2,300,000
(1)
BANK5 2024-5YR12
D, 4.000%,
12/15/2057 2,045,302
0.2
1,000,000
(2)
BANK5 2025-5YR17
C, 5.894%,
11/15/2058 1,003,256
0.1
29,657,259
(2)(3)
Barclays Commercial
Mortgage Trust 2019-
C4 XA, 1.514%,
08/15/2052 1,235,661
0.1
103,000,000
(1)(2)(3)
BBCCRE Trust 2015-
GTP XB, 0.215%,
08/10/2033 394,104
0.0
3,000,000
(1)
BBCMS Mortgage Trust
2024-5C27 D, 4.000%,
07/15/2057 2,690,935
0.3
2,000,000
(1)
BBCMS Mortgage Trust
2024-5C29 D, 4.000%,
09/15/2057 1,776,922
0.2
2,500,000
(1)
BBCMS Mortgage Trust
2024-5C31 D, 4.250%,
12/15/2057 2,216,898
0.2
1,000,000
(2)
BBCMS Mortgage Trust
2025-5C34 C, 6.807%,
05/15/2058 1,049,429
0.1
2,500,000
(2)
BBCMS Mortgage Trust
2025-5C37 C, 6.002%,
09/15/2058 2,536,564
0.3
1,750,000
(1)
BBCMS Mortgage Trust
2025-C32 D, 4.500%,
02/15/2062 1,388,641
0.2
19,973,522
(2)(3)
BBCMS Mortgage Trust
2025-C32 XA, 1.128%,
02/15/2062 1,657,031
0.2
6,066,901
(2)(3)
BBCMS Trust 2021-
C10 XA, 1.207%,
07/15/2054 295,824
0.0
1,500,000
(1)(2)
BDS LLC 2025-FL15
C, 5.881%, (TSFR1M +
2.150%),
03/19/2043 1,505,337
0.2
8,000,000
(1)(2)(3)
Benchmark Mortgage
Trust 2018-B4 XD,
1.750%,
07/15/2051 289,604
0.0
13,253,026
(1)(2)(3)
Benchmark Mortgage
Trust 2018-B5 XD,
1.500%,
07/15/2051 427,028
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
46,479,611
(2)(3)
Benchmark Mortgage
Trust 2018-B7 XA,
0.404%,
05/15/2053 $ 411,426
0.0
11,548,183
(2)(3)
Benchmark Mortgage
Trust 2019-B10 XA,
1.217%,
03/15/2062 386,973
0.0
1,765,000  Benchmark Mortgage
Trust 2019-B11 AS,
3.784%,
05/15/2052 1,631,267
0.2
1,000,000
(2)
Benchmark Mortgage
Trust 2019-B13 C,
3.839%,
08/15/2057 844,720
0.1
10,418,134
(1)(2)(3)
Benchmark Mortgage
Trust 2019-B14 XD,
1.273%,
12/15/2062 472,977
0.1
1,350,000
(1)
Benchmark Mortgage
Trust 2019-B9 D,
3.000%,
03/15/2052 924,399
0.1
3,220,000
(1)(2)(3)
Benchmark Mortgage
Trust 2019-B9 XD,
1.991%,
03/15/2052 169,735
0.0
10,938,056
(2)(3)
Benchmark Mortgage
Trust 2020-B17 XA,
1.372%,
03/15/2053 453,385
0.1
6,461,711
(2)(3)
Benchmark Mortgage
Trust 2020-B20 XA,
1.523%,
10/15/2053 322,613
0.0
10,951,579
(2)(3)
Benchmark Mortgage
Trust 2020-B22 XA,
1.490%,
01/15/2054 666,187
0.1
23,704,579
(2)(3)
Benchmark Mortgage
Trust 2021-B25 XA,
1.067%,
04/15/2054 998,222
0.1
4,806,539
(2)(3)
Benchmark Mortgage
Trust 2021-B28 XA,
1.237%,
08/15/2054 234,057
0.0
3,000,000
(1)
Benchmark Mortgage
Trust 2025-V16 D,
4.500%,
08/15/2058 2,577,096
0.3
3,500,000
(2)
Benchmark Mortgage
Trust 2025-V17 C,
5.873%,
09/15/2058 3,508,535
0.4
2,500,000
(2)
Benchmark Mortgage
Trust 2025-V19 C,
5.751%,
01/15/2058 2,512,279
0.3
1,000,000
(1)(2)
BHMS Commercial
Mortgage Trust 2025-
ATLS B, 6.300%,
(TSFR1M + 2.550%),
08/15/2042 1,003,851
0.1
4,598,445
(1)(4)
BMD2 Re-Remic Trust
2019-FRR1 3AB,
0.000%,
05/25/2052 4,031,795
0.4
5,887,827
(1)
BMD2 Re-Remic Trust
2019-FRR1 6B10,
2.351%,
05/25/2052 5,161,687
0.6
2,000,000
(1)
BMO Mortgage Trust
2024-5C6 D, 4.500%,
09/15/2057 1,797,857
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000
(2)
BMO Mortgage Trust
2025-5C10 C, 6.485%,
05/15/2058 $ 1,026,377
0.1
1,000,000
(1)(2)
BOCA Commercial
Mortgage Trust 2025-
BOCA A, 5.450%,
(TSFR1M + 1.600%),
12/15/2042 1,002,968
0.1
2,163,462
(1)(2)
BX 2024-PALM B,
5.541%, (TSFR1M +
1.791%),
06/15/2037 2,154,065
0.2
1,679,341
(1)(2)
BX Commercial
Mortgage Trust 2019-
IMC D, 5.696%,
(TSFR1M + 1.946%),
04/15/2034 1,657,759
0.2
1,400,000
(1)(2)
BX Commercial
Mortgage Trust 2021-
21M E, 6.035%,
(TSFR1M + 2.285%),
10/15/2036 1,399,369
0.2
3,300,000
(1)(2)
BX Commercial
Mortgage Trust 2022-
CSMO B, 6.891%,
(TSFR1M + 3.141%),
06/15/2027 3,313,723
0.4
966,612
(1)(2)
BX Commercial
Mortgage Trust 2023-
XL3 D, 7.339%,
(TSFR1M + 3.589%),
12/09/2040 971,537
0.1
1,918,360
(1)(2)
BX Commercial
Mortgage Trust 2024-
AIR2 D, 6.541%,
(TSFR1M + 2.790%),
10/15/2041 1,927,428
0.2
987,006
(1)(2)
BX Commercial
Mortgage Trust 2024-
KING D, 6.240%,
(TSFR1M + 2.490%),
05/15/2034 991,257
0.1
3,158,420
(1)(2)
BX Commercial
Mortgage Trust 2024-
KING E, 7.438%,
(TSFR1M + 3.688%),
05/15/2034 3,178,367
0.3
885,455
(1)(2)
BX Commercial
Mortgage Trust
2024-MF D, 6.440%,
(TSFR1M + 2.690%),
02/15/2039 889,247
0.1
1,392,053
(1)(2)
BX Commercial
Mortgage Trust 2024-
XL4 D, 6.890%,
(TSFR1M + 3.140%),
02/15/2039 1,398,824
0.2
2,395,712
(1)(2)
BX Commercial
Mortgage Trust 2025-
BCAT C, 5.650%,
(TSFR1M + 1.900%),
08/15/2042 2,403,226
0.3
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000
(1)(2)
BX Trust 2021-LGCY
E, 5.564%, (TSFR1M +
1.814%),
10/15/2036 $ 997,125
0.1
2,231,783
(1)(2)
BX Trust 2021-SDMF
E, 5.451%, (TSFR1M +
1.701%),
09/15/2034 2,224,634
0.2
2,000,000
(1)(2)
BX Trust 2022-LBA6
E, 6.450%, (TSFR1M +
2.700%),
01/15/2039 2,000,098
0.2
500,000
(1)(2)
BX Trust 2022-VAMF
F, 7.049%, (TSFR1M +
3.299%),
01/15/2039 497,901
0.1
3,000,000
(1)(2)
BX Trust 2025-ARIA C,
5.517%,
12/13/2042 3,025,918
0.3
2,000,000
(1)(2)
BX Trust 2025-DELC
A, 5.507%, (TSFR1M +
1.550%),
12/15/2042 2,005,826
0.2
2,396,737
(1)(2)
BX Trust 2025-LUNR
D, 6.250%, (TSFR1M +
2.500%),
06/15/2040 2,408,288
0.3
1,668,493
(1)(2)
BX Trust 2025-ROIC
E, 6.691%, (TSFR1M +
2.941%),
03/15/2030 1,663,514
0.2
2,500,000
(1)(2)
BX Trust 2025-TAIL D,
6.200%, (TSFR1M +
2.450%),
06/15/2035 2,505,883
0.3
2,750,000
(1)(2)
BX Trust 2025-VLT6
E, 6.941%, (TSFR1M +
3.191%),
03/15/2042 2,746,869
0.3
2,750,000
(1)(2)
BX Trust 2025-VOLT
D, 6.500%, (TSFR1M +
2.750%),
12/15/2044 2,757,773
0.3
2,000,000
(1)(2)
BXMT Ltd. 2025-FL5
A, 5.373%, (TSFR1M +
1.639%),
10/18/2042 2,001,762
0.2
1,985,689
(1)(2)
BXSC Commercial
Mortgage Trust 2022-
WSS E, 7.885%,
(TSFR1M + 4.134%),
03/15/2035 1,995,000
0.2
1,000,000
(2)
Cantor Commercial
Real Estate Lending
2019-CF1 B, 4.178%,
05/15/2052 927,334
0.1
1,510,000
(1)
Cantor Commercial
Real Estate Lending
2019-CF2 D, 2.500%,
11/15/2052 1,166,699
0.1
1,250,000
(1)(2)
Cantor Commercial
Real Estate Lending
2019-CF3 D, 2.500%,
01/15/2053 879,884
0.1
1,000,000  CD Mortgage Trust
2017-CD3 A4, 3.631%,
02/10/2050 976,646
0.1
11,834,294
(2)(3)
CD Mortgage Trust
2019-CD8 XA, 1.382%,
08/15/2057 449,884
0.1
2,000,000
(1)
CFK Trust 2020-MF2
C, 2.995%,
03/15/2039 1,846,426
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
45,735,707
(1)(2)(3)
Citigroup Commercial
Mortgage Trust 2014-
GC19 XD, 1.323%,
03/11/2047 $ —
—
1,000,000
(1)(2)
Citigroup Commercial
Mortgage Trust
2016-C2 D, 3.250%,
08/10/2049 948,754
0.1
2,500,000
(2)
Citigroup Commercial
Mortgage Trust 2017-
P8 AS, 3.789%,
09/15/2050 2,360,484
0.3
14,434,785
(1)(2)(3)
Citigroup Commercial
Mortgage Trust 2017-
P8 XE, 1.252%,
09/15/2050 257,997
0.0
2,000,000
(1)(2)
Citigroup Commercial
Mortgage Trust 2023-
PRM3 C, 6.360%,
07/10/2028 2,057,422
0.2
1,000,000
(1)(2)
Citigroup Commercial
Mortgage Trust 2023-
SMRT D, 5.852%,
10/12/2040 1,003,144
0.1
2,750,000
(1)(2)
COMM Mortgage Trust
2024-CBM D, 7.926%,
12/10/2041 2,861,698
0.3
16,406,000
(1)(2)(3)
CSAIL Commercial
Mortgage Trust 2017-
CX10 XE, 0.921%,
11/15/2050 281,767
0.0
2,360,000
(2)
CSAIL Commercial
Mortgage Trust 2018-
CX12 B, 4.614%,
08/15/2051 2,290,684
0.3
1,000,000
(2)
CSAIL Commercial
Mortgage Trust 2020-
C19 C, 3.612%,
03/15/2053 671,242
0.1
3,250,000
(1)(2)
CSTL Commercial
Mortgage Trust 2025-
GATE2 E, 6.355%,
11/10/2042 3,249,343
0.4
1,847,000  DBJPM Mortgage Trust
2016-C3 B, 3.264%,
08/10/2049 1,769,514
0.2
1,000,000
(1)(2)
DBWF Mortgage Trust
2015-LCM D, 3.421%,
06/10/2034 940,096
0.1
3,500,000
(1)(2)
DK Trust 2024-SPBX
D, 6.500%, (TSFR1M +
2.750%),
03/15/2034 3,509,969
0.4
1,800,000
(1)(2)
DK Trust 2025-LXP C,
5.976%, (TSFR1M +
2.242%),
08/15/2037 1,807,872
0.2
2,000,000
(1)(2)
Extended Stay America
Trust 2025-ESH E,
7.100%, (TSFR1M +
3.350%),
10/15/2042 2,018,849
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,600,000
(1)(2)
Extended Stay America
Trust 2025-ESH F,
7.850%, (TSFR1M +
4.100%),
10/15/2042 $ 1,620,020
0.2
2,650,000
(1)(2)
Fontainebleau Miami
Beach Mortgage Trust
2024-FBLU E, 6.900%,
(TSFR1M + 3.150%),
12/15/2039 2,669,896
0.3
13,109,557
(1)(2)(3)
Freddie Mac Multifamily
ML Certificates 2021-
ML11 XUS, 0.666%,
03/25/2038 615,363
0.1
3,346,407
(2)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1515 X1, 1.506%,
02/25/2035 324,036
0.0
9,006,344
(2)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1521 X1, 0.978%,
08/25/2036 652,740
0.1
43,550,297
(1)(3)
FREMF Mortgage
Trust 2016-K57 X2A,
0.100%,
08/25/2049 12,810
0.0
12,250,292
(1)(3)
FREMF Mortgage
Trust 2016-K57 X2B,
0.100%,
08/25/2049 6,826
0.0
5,187,577
(1)(4)
GAM Re-REMIC
Trust 2021-FRR1 1C,
0.000%,
11/29/2050 4,770,219
0.5
4,000,000
(1)
GAM RE-REMIC Trust
2022-FRR3 BK71,
1.950%,
11/27/2050 3,736,665
0.4
2,000,000
(1)(4)
GAM RE-REMIC Trust
2022-FRR3 BK89,
0.000%,
01/27/2052 1,684,668
0.2
60,678
(1)(4)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 60,085
0.0
482,136
(1)(4)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 469,488
0.1
2,000,000
(1)(2)
Great Wolf Trust 2024-
WOLF D, 6.640%,
(TSFR1M + 2.890%),
03/15/2039 2,013,757
0.2
1,400,000
(1)(2)
GS Mortgage Securities
Corp. Trust 2023-FUN
C, 7.140%, (TSFR1M +
3.389%),
03/15/2028 1,411,768
0.2
1,516,508
(1)
GS Mortgage Securities
Trust 2019-GC39 D,
3.000%,
05/10/2052 1,186,889
0.1
11,426,301
(2)(3)
GS Mortgage Securities
Trust 2019-GC40 XA,
1.115%,
07/10/2052 359,573
0.0
1,257,933
(1)
GS Mortgage Securities
Trust 2021-GSA3 D,
2.250%,
12/15/2054 778,784
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
500,000
(1)
GS Mortgage Securities
Trust 2021-GSA3 E,
2.250%,
12/15/2054 $ 267,998
0.0
2,000,000
(1)(2)
GSAT Trust 2025-BMF
E, 7.050%, (TSFR1M +
3.300%),
07/15/2040 2,003,054
0.2
2,500,000
(1)(2)
GSMS Trustair 2024-
FAIR C, 6.891%,
07/15/2029 2,562,928
0.3
2,700,000
(1)(2)
GWT 2024-WLF2 D,
6.690%, (TSFR1M +
2.939%),
05/15/2041 2,718,882
0.3
391,928
(1)(2)
HIT Trust 2022-HI32
B, 6.939%, (TSFR1M +
3.189%),
07/15/2039 392,436
0.0
2,000,000
(1)(2)
HLTN Commercial
Mortgage Trust 2024-
DPLO D, 7.089%,
(TSFR1M + 3.339%),
06/15/2041 2,017,692
0.2
1,000,000
(1)(2)
ILPT Commercial
Mortgage Trust 2025-
LPF2 C, 5.829%,
07/13/2042 1,018,867
0.1
2,250,000
(1)(2)
INTOWN Mortgage
Trust 2025-STAY E,
7.600%, (TSFR1M +
3.850%),
03/15/2042 2,268,450
0.2
1,000,000
(1)(2)
J.P. Morgan Chase
Commercial Mortgage
Securities Trust 2024-
OMNI D, 5.797%,
10/05/2039 1,002,974
0.1
250,000
(1)(2)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2021-
MHC E, 6.565%,
(TSFR1M + 2.814%),
04/15/2038 250,209
0.0
2,143,000
(1)(2)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2021-
MHC F, 7.065%,
(TSFR1M + 3.314%),
04/15/2038 2,145,087
0.2
22,522,263
(1)(2)(3)
JPMBB Commercial
Mortgage Securities
Trust 2013-C15 XC,
1.042%,
11/15/2045 180,166
0.0
46,979,000
(1)(2)(3)
JPMBB Commercial
Mortgage Securities
Trust 2014-C26 XD,
0.500%,
01/15/2048 530,501
0.1
34,428,000
(1)(2)(3)
JPMBB Commercial
Mortgage Securities
Trust 2014-C26 XE,
0.071%,
01/15/2048 88,279
0.0
411,698
(2)
JPMBB Commercial
Mortgage Securities
Trust 2015-C29 B,
4.118%,
05/15/2048 409,721
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,150,000
(1)(2)
JW Trust 2024-BERY
A, 5.343%, (TSFR1M +
1.593%),
11/15/2039 $ 1,153,691
0.1
2,427,268
(1)(2)
KSL Commercial
Mortgage Trust 2024-
HT2 D, 7.040%,
(TSFR1M + 3.290%),
12/15/2039 2,425,796
0.3
500,000
(1)(2)
KSL Commercial
Mortgage Trust
2025-MH C, 5.943%,
(TSFR1M + 2.193%),
12/15/2042 501,769
0.1
1,149,417
(1)(2)
LAQ Mortgage Trust
2023-LAQ D, 7.939%,
(TSFR1M + 4.188%),
03/15/2036 1,123,303
0.1
1,650,000
(1)(2)
LMNT CRE LLC
2025-FL3 A, 5.550%,
(TSFR1M + 1.550%),
07/21/2043 1,653,534
0.2
1,000,000
(1)(2)
LoanCore 2025 Issuer
LLC 2025-CRE8 C,
5.877%, (TSFR1M +
2.141%),
08/17/2042 992,187
0.1
1,000,000
(2)
LQR Trust 2025-CALI
A, 5.334%, (TSFR1M +
1.600%),
01/15/2043 1,001,771
0.1
3,500,000
(1)(2)
MAD Commercial
Mortgage Trust 2025-
11MD A, 4.754%,
10/15/2042 3,517,032
0.4
805,692
(1)(2)
MCR Mortgage Trust
2024-HTL D, 7.656%,
(TSFR1M + 3.905%),
02/15/2037 808,032
0.1
1,500,000
(1)(2)
MF1 LLC 2025-FL20
A, 5.184%, (TSFR1M +
1.450%),
02/18/2043 1,504,216
0.2
1,600,000
(1)(2)
MHC Commercial
Mortgage Trust 2021-
MHC F, 6.465%,
(TSFR1M + 2.715%),
04/15/2038 1,603,253
0.2
2,000,000
(1)(2)
MHP 2021-STOR G,
6.615%, (TSFR1M +
2.864%),
07/15/2038 1,996,032
0.2
2,000,000
(1)(2)
MHP 2022-MHIL F,
7.009%, (TSFR1M +
3.259%),
01/15/2039 1,999,191
0.2
3,000,000
(1)(2)
MHP Commercial
Mortgage Trust 2025-
MHIL2 E, 7.250%,
(TSFR1M + 3.500%),
09/15/2040 3,010,119
0.3
3,000,000  Morgan Stanley Bank of
America Merrill Lynch
Trust 2016-C29 B,
4.039%,
05/15/2049 2,864,653
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000  Morgan Stanley Bank of
America Merrill Lynch
Trust 2016-C30 AS,
3.175%,
09/15/2049 $ 1,947,660
0.2
1,270,000
(2)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2025-5C1 B,
6.513%,
03/15/2058 1,323,464
0.1
2,000,000
(2)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2025-5C1 C,
6.638%,
03/15/2058 2,077,096
0.2
14,027,746
(2)(3)
Morgan Stanley Capital
I 2017-HR2 XA,
0.846%,
12/15/2050 183,106
0.0
10,870,640
(1)(2)(3)
Morgan Stanley Capital
I 2017-HR2 XD,
1.585%,
12/15/2050 283,775
0.0
2,900,000  Morgan Stanley Capital
I Trust 2016-BNK2 B,
3.485%,
11/15/2049 2,698,595
0.3
1,171,000
(2)
Morgan Stanley Capital
I Trust 2018-H3 C,
4.848%,
07/15/2051 1,094,363
0.1
1,710,000  Morgan Stanley Capital
I Trust 2019-H7 AS,
3.524%,
07/15/2052 1,630,211
0.2
6,586,500
(1)(2)(3)
Morgan Stanley Capital
I Trust 2019-H7 XD,
1.365%,
07/15/2052 280,238
0.0
3,000,000
(2)
Morgan Stanley Capital
I Trust 2022-L8 B,
3.791%,
04/15/2055 2,664,722
0.3
3,500,000
(1)(2)
NXPT Commercial
Mortgage Trust 2024-
STOR E, 6.703%,
11/05/2041 3,543,312
0.4
2,750,000
(1)(2)
NYC Commercial
Mortgage Trust 2025-
3BP D, 6.191%,
(TSFR1M + 2.441%),
02/15/2042 2,748,507
0.3
2,750,000
(1)(2)
ORL Trust 2024-GLKS
E, 6.940%, (TSFR1M +
3.190%),
12/15/2039 2,773,178
0.3
2,500,000
(1)(2)
PENN Commercial
Mortgage Trust 2025-
P11 B, 5.927%,
08/10/2042 2,579,311
0.3
512,400
(1)
Prima Capital CRE
Securitization Ltd.
2019-7A C, 3.250%,
12/25/2050 508,207
0.1
6,988,518
(1)
Prima Capital CRE
Securitization Ltd.
2019-7A D, 4.250%,
12/25/2050 6,683,528
0.7
2,750,000
(1)(2)
PRM Trust 2025-PRM6
E, 6.583%,
07/05/2033 2,759,098
0.3
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,750,000
(1)(2)
PRM5 Trust 2025-
PRM5 D, 5.624%,
03/10/2033 $ 2,754,406
0.3
1,000,000
(1)(2)
PRM7 Trust 2025-
PRM7 D, 5.661%,
11/10/2042 997,235
0.1
5,550,000
(1)(2)
RFM Reremic Trust
2022-FRR1 AB60,
2.326%,
11/08/2049 5,384,284
0.6
3,690,000
(1)(4)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 3,416,496
0.4
4,000,000
(1)(2)
SCG Commercial
Mortgage Trust 2025-
FLWR C, 5.500%,
(TSFR1M + 1.750%),
08/15/2042 4,011,928
0.4
1,000,000
(1)(2)
SDAL Trust 2025-DAL
A, 6.191%, (TSFR1M +
2.441%),
04/15/2042 1,008,354
0.1
2,320,000
(1)(2)
SG Commercial
Mortgage Securities
Trust 2020-COVE E,
3.728%,
03/15/2037 2,148,823
0.2
2,500,000
(1)(2)
SMRT 2022-MINI F,
7.101%, (TSFR1M +
3.350%),
01/15/2039 2,465,402
0.3
2,000,000
(1)(2)
STWD LLC 2025-FL4
B, 5.681%, (TSFR1M +
1.950%),
11/19/2042 2,001,871
0.2
2,000,000
(1)(2)
SWCH Commercial
Mortgage Trust 2025-
DATA E, 7.090%,
(TSFR1M + 3.340%),
02/15/2042 1,992,100
0.2
14,285,919
(2)(3)
UBS Commercial
Mortgage Trust 2019-
C16 XA, 1.516%,
04/15/2052 504,338
0.1
1,659,000
(2)
UBS Commercial
Mortgage Trust 2019-
C18 B, 3.681%,
12/15/2052 1,481,771
0.2
2,000,000
(1)(2)
VTR Commercial
Mortgage Trust 2025-
STEM C, 5.861%,
10/13/2039 2,009,448
0.2
1,560,000
(1)(2)
WCORE Commercial
Mortgage Trust 2024-
CORE D, 6.690%,
(TSFR1M + 2.940%),
11/15/2041 1,572,310
0.2
12,929,960
(1)(2)(3)
Wells Fargo
Commercial Mortgage
Trust 2015-C30 XFG,
1.370%,
09/15/2058 218,092
0.0
3,375,000
(1)(2)
Wells Fargo
Commercial Mortgage
Trust 2016-LC25 D,
3.012%,
12/15/2059 3,172,468
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,488,032
(1)(2)(3)
Wells Fargo
Commercial Mortgage
Trust 2016-NXS6
XFG, 2.000%,
11/15/2049 $ 67,178
0.0
1,000,000
(2)
Wells Fargo
Commercial Mortgage
Trust 2017-C38 B,
3.917%,
07/15/2050 954,253
0.1
21,186,064
(2)(3)
Wells Fargo
Commercial Mortgage
Trust 2017-C40 XA,
0.849%,
10/15/2050 206,555
0.0
13,402,794
(2)(3)
Wells Fargo
Commercial Mortgage
Trust 2018-C45 XA,
0.763%,
06/15/2051 209,823
0.0
1,000,000  Wells Fargo
Commercial Mortgage
Trust 2019-C54 C,
3.810%,
12/15/2052 895,120
0.1
1,380,000  Wells Fargo
Commercial Mortgage
Trust 2021-C59 B,
3.034%,
04/15/2054 1,186,889
0.1
13,929,546
(2)(3)
Wells Fargo
Commercial Mortgage
Trust 2021-C60 XA,
1.492%,
08/15/2054 841,317
0.1
2,500,000
(1)
Wells Fargo
Commercial Mortgage
Trust 2021-C61 D,
2.500%,
11/15/2054 1,849,466
0.2
2,500,000  Wells Fargo
Commercial Mortgage
Trust 2025-5C5 A3,
5.590%,
07/15/2058 2,613,077
0.3
3,750,000
(2)
Wells Fargo
Commercial Mortgage
Trust 2025-5C7 C,
5.798%,
12/15/2058 3,750,751
0.4
1,000,000
(1)(2)
Wells Fargo
Commercial Mortgage
Trust 2025-B33RP C,
5.750%, (TSFR1M +
2.000%),
08/15/2042 1,001,005
0.1
722,065
(2)
WFRBS Commercial
Mortgage Trust 2014-
C21 B, 4.213%,
08/15/2047 706,903
0.1
Total Commercial
Mortgage-Backed
Securities
(Cost $303,214,582)
309,092,451
33.4
ASSET-BACKED SECURITIES : 23.8%
Automobile Asset-Backed Securities : 0.5%
1,650
(1)(5)
Carvana Auto
Receivables Trust
2023-P1 R,
03/11/2030 96,545
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Automobile Asset-Backed Securities: (continued)
3,334
(1)(5)
Chase Auto Owner
Trust 2024-3A R1,
09/25/2031 $ 864,210
0.1
2,000
(1)(5)
Chase Auto Owner
Trust 2024-4A R1,
11/25/2031 516,136
0.1
2,650,000  Santander Drive Auto
Receivables Trust
2025-4 C, 4.520%,
01/15/2032 2,658,576
0.3
4,135,467
0.5
Home Equity Asset-Backed Securities : 0.9%
453,206
(1)(2)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A2,
6.336%,
02/25/2038 370,538
0.0
656,092
(1)(2)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A3,
7.250%,
02/25/2038 506,407
0.1
2,181,724
(2)
GSAA Home Equity
Trust 2006-14 A3A,
4.346%, (TSFR1M +
0.614%),
09/25/2036 641,382
0.1
843,117
(2)
GSAA Home Equity
Trust 2007-1 1A1,
4.006%, (TSFR1M +
0.274%),
02/25/2037 233,057
0.0
2,365,268
(1)
Point Securitization
Trust 2025-1 A1,
6.250%,
06/25/2055 2,376,351
0.3
98,220
(2)
Renaissance Home
Equity Loan Trust
2005-3 AF4, 5.640%,
11/25/2035 98,282
0.0
241,232
(2)
Renaissance Home
Equity Loan Trust
2005-4 A6, 6.249%,
02/25/2036 225,626
0.0
1,797,766
(1)
Unlock HEA Trust
2024-2 A, 6.500%,
10/25/2039 1,801,328
0.2
1,978,470
(1)
Unlock HEA Trust
2025-2 A, 6.000%,
11/25/2041 1,974,391
0.2
8,227,362
0.9
Other Asset-Backed Securities : 20.7%
1,550,000
(1)(2)
AB BSL CLO 3 Ltd.
2021-3A D1R, 6.534%,
(TSFR3M + 2.650%),
04/20/2038 1,541,145
0.2
1,650,000
(1)(2)
AB BSL CLO 5 Ltd.
2024-5A C, 5.984%,
(TSFR3M + 2.100%),
01/20/2038 1,655,562
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
2,650,000
(1)(2)
Apidos CLO XXIV
2016-24A BRR,
6.196%, (TSFR3M +
2.312%),
10/20/2030 $ 2,654,767
0.3
1,887,420
(1)
Arbys Funding LLC
2020-1A A2, 3.237%,
07/30/2050 1,839,890
0.2
1,000,000
(1)(2)
Bain Capital Credit
CLO Ltd. 2022-4A CR,
5.944%, (TSFR3M +
2.050%),
10/16/2037 1,003,289
0.1
4,000,000
(1)(2)
Bain Capital Credit
CLO Ltd. 2024-2A C,
6.405%, (TSFR3M +
2.500%),
07/15/2037 4,018,544
0.4
2,850,000
(1)(2)
Balboa Bay Loan
Funding Ltd. 2022-1A
CR, 6.184%, (TSFR3M
+ 2.300%),
04/20/2037 2,857,316
0.3
86,139
(2)
Bear Stearns Asset
Backed Securities
Trust 2006-SD4 1A1,
5.884%,
10/25/2036 86,210
0.0
1,000,000
(1)(2)
Birch Grove Clo 11 Ltd.
2024-11A E, 9.657%,
(TSFR3M + 5.800%),
01/22/2038 1,013,834
0.1
1,700,000
(1)(2)
Birch Grove CLO 12
Ltd. 2025-12A D2,
7.607%, (TSFR3M +
3.750%),
04/22/2038 1,702,317
0.2
1,250,000
(1)(2)
Birch Grove CLO 12
Ltd. 2025-12A E,
8.807%, (TSFR3M +
4.950%),
04/22/2038 1,252,040
0.1
900,000
(1)(2)
Birch Grove Clo 9 Ltd.
2024-9A C, 5.857%,
(TSFR3M + 2.000%),
10/22/2037 903,072
0.1
3,000,000
(1)(2)
BlueMountain CLO XXX
Ltd. 2020-30A CR2,
5.755%, (TSFR3M +
1.850%),
04/15/2035 3,002,382
0.3
3,250,000
(1)(2)
BlueMountain CLO
XXXIII Ltd. 2021-33A
BR, 5.617%, (TSFR3M
+ 1.700%),
10/20/2038 3,257,813
0.4
4,900,000
(1)(2)
BlueMountain CLO
XXXIV Ltd. 2022-34A
CR, 5.784%, (TSFR3M
+ 1.900%),
04/20/2035 4,905,944
0.5
1,396,500
(1)
Bojangles Issuer LLC
2024-1A A2, 6.584%,
11/20/2054 1,413,683
0.2
1,700,000
(1)(2)
CBAM Ltd. 2017-1A
CR2, 5.984%, (TSFR3M
+ 2.100%),
01/20/2038 1,705,947
0.2
5,000,000
(1)(2)
CBAM Ltd. 2019-9A
CR, 6.605%, (TSFR3M
+ 2.700%),
07/15/2037 5,021,955
0.5
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
6,450,000
(1)(2)
Cedar Funding II CLO
Ltd. 2013-1A CR3,
6.037%, (TSFR3M +
1.950%),
07/22/2038 $ 6,457,592
0.7
2,600,000
(1)(2)
Cedar Funding V CLO
Ltd. 2016-5A CR,
6.243%, (TSFR3M +
2.362%),
07/17/2031 2,604,137
0.3
2,300,000
(1)
Cherry Securitization
Trust 2025-1A A,
6.130%,
11/15/2032 2,336,564
0.3
1,500,000
(1)(2)
CIFC Funding Ltd.
2024-3A C, 6.070%,
(TSFR3M + 2.200%),
07/21/2037 1,505,734
0.2
1,179,598
(1)
CLI Funding VIII LLC
2021-1A A, 1.640%,
02/18/2046 1,099,527
0.1
3,408,000
(1)
DB Master Finance LLC
2021-1A A23, 2.791%,
11/20/2051 3,043,066
0.3
905,280
(1)
Domino's Pizza Master
Issuer LLC 2019-1A
A2, 3.668%,
10/25/2049 873,142
0.1
1,650,000
(1)(2)
Elevation CLO Ltd.
2021-14A C2R,
6.034%, (TSFR3M +
2.150%),
01/20/2038 1,646,250
0.2
3,000,000
(1)(2)
Elmwood CLO 18 Ltd.
2022-5A CRR, 5.882%,
(TSFR3M + 2.000%),
07/17/2037 3,013,167
0.3
1,532,700
(1)
Goddard Funding LLC
2022-1A A2, 6.864%,
10/30/2052 1,550,154
0.2
511,562
(1)
J.G. Wentworth XLI LLC
2018-1A B, 4.700%,
10/15/2074 454,266
0.0
1,588,000
(1)
Jersey Mike's Funding
LLC 2024-1A A2,
5.636%,
02/15/2055 1,622,367
0.2
576,481
(1)
JG Wentworth XLII LLC
2018-2A B, 4.700%,
10/15/2077 527,713
0.1
704,428
(1)
LCSS Financing LLC
2018-A A, 4.700%,
12/15/2062 624,274
0.1
954,174
(1)
Loanpal Solar Loan Ltd.
2020-3GS B, 3.450%,
12/20/2047 674,114
0.1
850,000
(1)(2)
Magnetite Xlv Ltd.
2025-45A E, 8.405%,
(TSFR3M + 4.500%),
04/15/2038 854,196
0.1
1,500,000
(1)(2)
Market Street CLO Ltd.
II 2025-2A C, 5.784%,
(TSFR3M + 1.900%),
03/20/2038 1,501,605
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
752,265
(1)
Mill City Solar Loan Ltd.
2019-2GS A, 3.690%,
07/20/2043 $ 687,239
0.1
453,004
(1)
Mosaic Solar Loan Trust
2018-1A A, 4.010%,
06/22/2043 427,951
0.0
617,194
(1)
Mosaic Solar Loan Trust
2018-2GS A, 4.200%,
02/22/2044 580,847
0.1
337,425
(1)
Mosaic Solar Loan Trust
2018-2GS B, 4.740%,
02/22/2044 308,100
0.0
580,731
(1)
Mosaic Solar Loan Trust
2020-1A B, 3.100%,
04/20/2046 508,364
0.1
648,392
(1)
Mosaic Solar Loan Trust
2021-1A B, 2.050%,
12/20/2046 524,377
0.1
416,065
(1)
Mosaic Solar Loans
LLC 2017-2A A,
3.820%,
06/22/2043 394,079
0.0
2,200,000
(1)(2)
Navesink CLO 2 Ltd.
2024-2A CR, (TSFR3M
+ 2.050%),
01/15/2036 2,201,650
0.2
1,400,000
(1)(2)
Neuberger Berman
CLO XX Ltd. 2015-
20A D2R3, 7.605%,
(TSFR3M + 3.700%),
04/15/2039 1,390,407
0.1
1,850,000
(1)(2)
Neuberger Berman
Loan Advisers CLO 27
Ltd. 2018-27A CR,
6.005%, (TSFR3M +
2.100%),
07/15/2038 1,859,798
0.2
3,135,000
(1)(2)
Oaktree CLO Ltd.
2019-4A CRR, 6.154%,
(TSFR3M + 2.270%),
07/20/2037 3,145,427
0.3
1,100,000
(1)(2)
Oaktree CLO Ltd.
2024-25A C, 6.384%,
(TSFR3M + 2.500%),
04/20/2037 1,104,025
0.1
3,500,000
(1)(2)
OCP CLO Ltd. 2020-
20A CR, 6.334%,
(TSFR3M + 2.450%),
04/18/2037 3,511,760
0.4
2,000,000
(1)(2)
Octagon 75 Ltd.
2025-1A D1, 6.457%,
(TSFR3M + 2.600%),
01/22/2038 2,003,604
0.2
2,399,795
(1)
Pagaya AI Debt Grantor
Trust 2025-1 B,
5.628%,
07/15/2032 2,420,529
0.3
3,750,000
(1)(2)
Palmer Square CLO
Ltd. 2018-2A BR,
6.394%, (TSFR3M +
2.500%),
04/16/2037 3,765,742
0.4
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,600,000
(1)(2)
Palmer Square Loan
Funding Ltd. 2025-1A
D, 7.952%, (TSFR3M +
4.100%),
02/15/2033 $ 1,590,845
0.2
6,450,000
(1)(6)
Palmetto Issuer LLC
2025-2A A, 5.980%,
04/30/2061 6,434,520
0.7
3,400,000
(1)(2)
Parallel Ltd. 2023-1A
BR, 5.934%, (TSFR3M
+ 2.050%),
07/20/2036 3,403,924
0.4
6,320,000
(1)
Planet Fitness Master
Issuer LLC 2024-
1A A2II, 6.237%,
06/05/2054 6,559,458
0.7
1,850,000
(1)
Planet Fitness Master
Issuer LLC 2025-
1A A2I, 5.274%,
12/06/2055 1,862,301
0.2
3,965,302
(1)
Sabal Issuer 2025
1 LLC 2025-1A A,
6.280%,
11/01/2060 4,065,434
0.4
600,000
(1)(2)
Sound Point CLO VII-R
Ltd. 2014-3RA C,
6.371%, (TSFR3M +
2.512%),
10/23/2031 600,776
0.1
4,100,000
(1)(2)
Sound Point CLO XXIX
Ltd. 2021-1A CR,
5.755%, (TSFR3M +
1.850%),
04/25/2034 4,104,260
0.4
1,122
(2)
Structured Asset
Securities Corp.
Mortgage Loan Trust
2006-BC5 A4, 4.186%,
(TSFR1M + 0.454%),
12/25/2036 1,121
0.0
7,474,500
(1)
Subway Funding LLC
2024-3A A2II, 5.566%,
07/30/2054 7,429,093
0.8
759,623
(1)
Sunnova Helios II
Issuer LLC 2018-1A A,
4.870%,
07/20/2048 735,230
0.1
1,132,611
(1)
Sunnova Helios II
Issuer LLC 2018-1A B,
7.710%,
07/20/2048 1,004,052
0.1
2,171,020
(1)
Sunnova Helios II
Issuer LLC 2021-B A,
1.620%,
07/20/2048 1,924,190
0.2
4,501,248
(1)
Sunnova Helios II
Issuer LLC 2021-B B,
2.010%,
07/20/2048 3,350,414
0.4
845,248
(1)
Sunnova Helios IV
Issuer LLC 2020-AA A,
2.980%,
06/20/2047 752,604
0.1
1,520,736
(1)
Sunnova Helios XII
Issuer LLC 2023-B C,
6.000%,
08/22/2050 1,123,019
0.1
2,385,789
(1)
Sunnova Sol II Issuer
LLC 2020-2A A,
2.730%,
11/01/2055 2,057,589
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
2,058,538
(1)
Sunrun Atlas Issuer LLC
2019-2 A, 3.610%,
02/01/2055 $ 1,986,505
0.2
2,061,192
(1)
Sunrun Iris Issuer LLC
2023-1A A, 5.750%,
01/30/2059 2,049,145
0.2
4,312,693
(1)
Sunrun Jupiter Issuer
LLC 2022-1A A,
4.750%,
07/30/2057 4,180,695
0.5
765,662
(1)
Sunrun Xanadu Issuer
LLC 2019-1A A,
3.980%,
06/30/2054 731,786
0.1
7,500,000
(1)(2)
Symphony CLO 43 Ltd.
2024-43A C, 6.455%,
(TSFR3M + 2.550%),
04/15/2037 7,527,750
0.8
885,000
(1)(2)
Symphony CLO XIX
Ltd. 2018-19A C,
5.905%, (TSFR3M +
2.012%),
04/16/2031 887,537
0.1
3,930,000
(1)
Taco Bell Funding LLC
2021-1A A23, 2.542%,
08/25/2051 3,459,166
0.4
5,000,000
(1)(2)
THL Credit Wind River
Clo Ltd. 2017-3A CR2,
6.105%, (TSFR3M +
2.200%),
04/15/2035 5,006,090
0.5
967,548
(1)
TIF Funding II LLC
2021-1A A, 1.650%,
02/20/2046 888,222
0.1
6,800,000
(1)
Trafigura Securitisation
Finance PLC 2024-1A
A2, 5.980%,
11/15/2027 6,889,570
0.7
1,250,336
(1)
Triton Container
Finance VIII LLC
2021-1A B, 2.580%,
03/20/2046 1,156,724
0.1
1,266,720
(1)(2)
Venture 33 CLO Ltd.
2018-33A CR, 6.446%,
(TSFR3M + 2.542%),
07/15/2031 1,268,358
0.1
1,400,000
(1)(2)
VERDE CLO Ltd.
2019-1A CRR, 5.905%,
(TSFR3M + 2.000%),
04/15/2032 1,402,258
0.2
1,321,699
(1)
Vivint Solar Financing
VII LLC 2020-1A A,
2.210%,
07/31/2051 1,239,167
0.1
3,973,266
(1)
Wingstop Funding LLC
2020-1A A2, 2.841%,
12/05/2050 3,853,543
0.4
2,814,375
(1)
Zaxbys Funding LLC
2024-1A A2I, 6.594%,
04/30/2054 2,872,618
0.3
4,382,937
(1)
Zaxby's Funding LLC
2021-1A A2, 3.238%,
07/30/2051 4,142,200
0.4
191,597,641
20.7
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities : 1.7%
129,376
(1)
Commonbond Student
Loan Trust 2016-A B,
4.000%,
05/25/2040 $ 121,099
0.0
307,032
(1)
Commonbond Student
Loan Trust 2016-B B,
4.000%,
10/25/2040 291,398
0.0
219,054
(1)
Commonbond Student
Loan Trust 2017-AGS
C, 5.280%,
05/25/2041 202,810
0.0
85,953
(1)
Commonbond Student
Loan Trust 2017-BGS
C, 4.440%,
09/25/2042 73,841
0.0
328,173
(1)
Commonbond Student
Loan Trust 2020-AGS
B, 3.160%,
08/25/2050 270,967
0.0
413,902
(1)(2)
ELFI Graduate Loan
Program LLC 2019-A
B, 2.940%,
03/25/2044 356,742
0.0
131,313
(1)
Laurel Road Prime
Student Loan Trust
2018-B BFX, 3.720%,
05/26/2043 130,861
0.0
553,343
(1)
Laurel Road Prime
Student Loan Trust
2019-A BFX, 3.000%,
10/25/2048 547,545
0.1
121,200
(1)
Navient Private
Education Refi Loan
Trust 2020-HA A,
1.310%,
01/15/2069 114,783
0.0
1,808,443
(1)
Navient Private
Education Refi Loan
Trust 2021-DA C,
3.480%,
04/15/2060 1,700,249
0.2
2,420
(1)
Navient Private
Education Refi Loan
Trust 2021-DA R,
04/15/2060 958,491
0.1
850,000
(1)
Navient Private
Education Refi Loan
Trust 2021-FA B,
2.120%,
02/18/2070 619,621
0.1
1,833,000
(1)
SMB Private Education
Loan Trust 2014-A C,
4.500%,
09/15/2045 1,595,591
0.2
808,639
(1)
SMB Private Education
Loan Trust 2017-A B,
3.500%,
06/17/2041 803,948
0.1
1,398,000
(1)
SoFi Professional
Loan Program Trust
2018-C BFX, 4.130%,
01/25/2048 1,361,489
0.1
1,468,000
(1)
SoFi Professional
Loan Program Trust
2018-D BFX, 4.140%,
02/25/2048 1,427,273
0.2
3,529,000
(1)
SoFi Professional
Loan Program Trust
2020-B BFX, 2.730%,
05/15/2046 2,960,642
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities:
(continued)
2,865,000
(1)
SoFi Professional
Loan Program Trust
2020-C BFX, 3.360%,
02/15/2046 $ 2,491,226
0.3
16,028,576
1.7
Total Asset-Backed
Securities
(Cost $226,603,176)
219,989,046
23.8
Total Long-Term
Investments
(Cost $866,968,376)
854,379,133
92.4
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 7.9%
Commercial Paper : 6.7%
4,000,000  American Electric
Power Co., Inc.,
3.890
%,
01/13/2026 3,994,460
0.4
1,700,000
Autozone,
3.790
%,
01/02/2026 1,699,647
0.2
3,000,000  Concord Minutement,
3.800
%,
01/08/2026 2,997,506
0.3
4,000,000  Duke Energy Corp.,
3.770
%,
01/05/2026 3,997,934
0.4
6,000,000  Enbridge U.S., Inc.,
3.880
%,
01/08/2026 5,994,903
0.7
2,000,000
Entergy Corp.,
3.850
%,
01/05/2026 1,998,945
0.2
3,700,000
Equifax, Inc.,
3.880
%,
01/09/2026 3,696,462
0.4
5,000,000
Equifax, Inc.,
3.890
%,
01/12/2026 4,993,612
0.5
5,000,000
HP, Inc.,
3.320
%,
01/14/2026 4,993,650
0.5
4,500,000  Mondelez International,
Inc.,
3.860
%,
01/05/2026 4,497,619
0.5
2,000,000  Mondelez International,
Inc.,
3.870
%,
01/08/2026 1,998,304
0.2
2,000,000  Parker-Hannifin Corp.,
3.880
%,
01/09/2026 1,998,088
0.2
2,250,000  Parker-Hannifin Corp.,
3.920
%,
03/06/2026 2,234,420
0.3
8,000,000  Simon Property
Group, Inc.,
3.870
%,
01/06/2026 7,994,914
0.9
7,000,000  Southern Powern Co.,
3.960
%,
01/08/2026 6,993,924
0.8
2,000,000  Volkswagen Group of
America Finance LLC,
3.800
%,
01/05/2026 1,998,960
0.2
Total Commercial Paper
(Cost $62,087,559)
62,083,348
6.7
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 1.2%
11,250,000
(7)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.650%
(Cost $11,250,000) $ 11,250,000 1.2
Total Short-Term
Investments
(Cost $73,337,559)
$ 73,333,348
7.9
Total Investments in
Securities
(Cost $940,305,935) $ 927,712,481 100.3
Liabilities in Excess of
Other Assets
(2,673,595) (0.3)
Net Assets $ 925,038,886 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Variable rate security. Rate shown is the rate in effect as of
December 31, 2025.
(3)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)
This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less
contractual payments to debtholders and fund expenses.
(6)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(7)
Rate shown is the 7-day yield as of December 31, 2025.
Reference Rate Abbreviations:
12MTA 12-month Treasury Average
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
December 31, 2025
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations $ — $ 325,297,636 $ — $ 325,297,636
Commercial Mortgage-Backed Securities — 309,092,451 — 309,092,451
Asset-Backed Securities — 213,554,526 6,434,520 219,989,046
Short-Term Investments 11,250,000 62,083,348 — 73,333,348
Total Investments, at fair value $ 11,250,000 $ 910,027,961 $ 6,434,520 $ 927,712,481
Other Financial Instruments+
Futures 514,928 — — 514,928
Total Assets $ 11,764,928 $ 910,027,961 $ 6,434,520 $ 928,227,409
Liabilities Table
Other Financial Instruments+
Futures $ (509,504) $ — $ — $ (509,504)
Total Liabilities $ (509,504) $ — $ — $ (509,504)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At December 31, 2025, the following futures contracts were outstanding for Voya Securitized Credit Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 1,539 03/31/26 $ 321,326,367 $ 243,293
U.S. Treasury 10-Year Note 72 03/20/26 8,095,500 (27,960)
U.S. Treasury Long Bond 214 03/20/26 24,737,063 (221,692)
U.S. Treasury Ultra 10-Year Note 35 03/20/26 4,025,547 6,490
$ 358,184,477 $ 131
Short Contracts:
U.S. Treasury 5-Year Note (728) 03/31/26 (79,573,813) (259,852)
U.S. Treasury Ultra Long Bond (149) 03/20/26 (17,582,000) 265,145
$ (97,155,813) $ 5,293
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 16,711,233
Gross Unrealized Depreciation (29,304,687)
Net Unrealized Depreciation $ (12,593,454)